Prepayments and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance	$ 814	$ 112,541
Provision	478	584	112,345
Reduction	(640)	(111,418)
Exchange rate effect	38	(893)	196
Ending balance	$ 690	$ 814	$ 112,541